Contributed Equity	12 Months Ended
Jun. 30, 2024
Statement [LineItems]
Contributed Equity
NOTE 20. CONTRIBUTED EQUITY

			Consolidated
			June 30, 2024	June 30, 2023
	Note		A$	A$
Fully paid ordinary shares	20	(a)	532,443,233	436,610,249
Options over ordinary shares – listed			9,661,954	9,661,954

			542,105,187	446,272,203

(a) Ordinary Shares

			June 30, 2024		June 30, 2023
	Note		No.	A$	No.	A$
At the beginning of reporting period			1,187,306,209	436,610,249	866,239,815	357,745,803
Shares issued during the year	20	(b)	263,777,731	100,235,538	308,010,583	80,082,752
Transaction costs relating to share issues			—	(4,841,655)	—	(4,145,006)
Exercise of performance rights (shares issued during the year)	20	(b)	1,528,350	439,101	6,908,380	1,881,688
Conversion of Convertible Notes (shares issued during the period)			—	—	6,147,431	1,045,012

At reporting date			1,452,612,290	532,443,233	1,187,306,209	436,610,249

(b) Shares issued

		Issue Price	Total
2024 Details	Number	A$	A$
Share issued under Retail Entitlement Offer	28,063,871	0.38	10,664,271
Shares issued under Institutional Placement	235,713,860	0.38	89,571,267
Performance rights exercised (transfer from share-based payment reserve)	1,528,350	0.29	439,101

	265,306,081		100,674,639

		Issue Price	Total
2023 Details	Number	A$	A$
Share issued under Retail Entitlement Offer	47,145,743	0.26	12,257,894
Shares issued under Institutional Placement	260,864,840	0.26	67,824,858
Performance rights exercised (transfer from share-based payment reserve)	6,908,380	0.27	1,881,688
Convertible Notes exercised	6,147,431	0.17	1,045,012

	321,066,394		83,009,452

Ordinary shares
Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held.
The fully paid ordinary shares have no par value and the company does not have a limited amount of authorized capital.
On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.
Options
Information relating to the Company’s Global Employee Share Option Plan, including details of options issued, exercised and lapsed during the year and options outstanding at the end of the reporting period, is set out in note 32.
Unlisted Options

Expiration Date	Exercise Price	Number
August 4, 2025	$0.248	847,600

Total		847,600

Share
buy-back
There is no current
on-market
share
buy-back.
Capital risk management
The consolidated entity’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that they can continue to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the consolidated entity may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.
The consolidated entity would look to raise capital when an opportunity to invest in a business or company was seen as value adding relative to the current parent entity’s share price at the time of the investment. The consolidated entity is not actively pursuing additional investments in the short term as it continues to grow its existing businesses.